Interests in Associates - Details of Principal Associates Accounted for under Equity Method (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
China Tower Corporation Limited [member]
Disclosure of associates [line items]
Attributable equity interest	27.90%	27.90%
Principal activities	Construction, maintenance and operation of telecommunications towers as well as ancillary facilities
Shanghai Information Investment Incorporation [member]
Disclosure of associates [line items]
Attributable equity interest	24.00%	24.00%
Principal activities	Provision of information technology consultancy services